Share based compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation
16.	Share based compensation

Share Incentive Plan

In March 2011, Board of directors of the Company approved “2011 Global Share Plan” (the “2011 Plan”). According to the Plan, 10,401,229 ordinary shares have been reserved to be issued to any qualified employees, directors and consultants as determined by the Board. The option will expire the earlier of (i) termination of service with the Company, (ii) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement.

Under the 2011 Plan, these options have exercise prices ranging from nil to US$15.00 per ordinary share. The options will be exercisable only if option holder continues employment or consultant provide services through each vesting date. Granted options will follow below vesting schedules, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one forty-eight (1/48) of the shares subject to the option shall vest each month thereafter, subject to option holder continuing to be a service provider through each vesting date.

On April 10, 2014, the Company adopted the 2014 share incentive plan (the “2014 Plan”). The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan shall initially be 6,300,000 Class A ordinary shares, plus an annual increase of 1.5% of the total outstanding share capital as of December 31 of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the board of directors of the Company on the first day of each fiscal year beginning in 2015.

Service-based share options

The Company granted nil, 1,100,000 and nil serviced-based share options to its officers, directors and employees for the years ended December 31, 2016, 2017 and 2018, respectively under the 2011 Plan and 2014 Plan. These awards generally vest over a four year term. These awards are accounted for in accordance with ASC 718
Compensation – Stock Compensation
.

Share-based compensation expenses related to service-based share options of RMB28,655, RMB9,980 and RMB7,624 were recognized in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2016, 2017 and 2018, respectively. The unamortized compensation costs related to unvested awards not yet recognized were RMB7,597 as of December 31, 2018, which is expected to be recognized over a weighted average period of 1.25 years and would be adjusted for actual forfeitures occurring in the future. No income tax benefit was recognized in the consolidated statements of comprehensive income/(loss) for share-based compensation arrangements for the years ended December 31, 2016, 2017 and 2018, as no tax deduction was claimed. There was no compensation cost capitalized for the years ended December 31, 2016, 207 and 2018.

The summary of service-based share options activities under the Share Incentive Plan as of December 31, 2018, and changes during the years, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Weighted Average fair value at grant date	Aggregate Intrinsic Value
		US$	In years	US$	US$
Outstanding as of December 31, 2016	1,752,270	6.70	6.73	6.27	4,289
Granted	1,100,000	2.34		1.49
Forfeited	(35,983)	13.71		8.64
Exercised	(178,395)	0.95		5.49	351
Outstanding as of December 31, 2017	2,637,892	5.18	7.42	4.30	2,420
Forfeited	(103,171)	2.62		1.46
Exercised	(255,208)	0.71		3.18	285
Outstanding as of December 31, 2018	2,279,513	5.79	6.62	4.55	580
Vested and expected to vest as of December 31, 2018	2,279,513	5.79	6.62		580
Exercisable as of December 31, 2018	1,130,739	6.62	5.59		470

The weighted average grant date fair value of options vested during 2016, 2017 and 2018 was US$6.33, US$6.00 and US$2.93, respectively.

No option expired during the years ended December 31, 2016, 2017 and 2018.

The share-based compensation expenses are measured at the fair value of the award as calculated under the Binomial option-pricing model. Assumptions used in the Binomial option-pricing model are presented below:

	For the years ended December 31,
	2016	2017	2018
Risk-free interest rates (%) (1)	NA	2.33%~2.41%	NA
Exercise multiples (2)	NA	2.5 times	NA
Expected dividend yield (3)	NA	0%	NA
Expected volatility (%) (4)	NA	63%~65%	NA
Contract life	NA	10 years	NA

1.
The risk-free interest rate is based on the implied yield rates of China government bonds denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant if such rates are available.

2.
The expected exercise multiple is the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to Valuing Employee Stock Options (published by John Wiley & Sons. Inc. 2004 edition), a well-accepted academic publication.

3.	The dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the options.

4.
The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of similar U.S. and Hong Kong public companies for a period equal to the expected life preceding the grant date.

Services-Based Restricted Share Units

The summary of Service-Based Restricted Share Units activities as of December 31, 2018, and changes during the years, is presented below:

Restricted Shares	Number of Shares	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2016	241,266	11.77
Granted	575,000	3.75
Vested	(131,782)	8.48
Forfeited	(47,909)	15.64
Unvested as of December 31, 2017	636,575	4.92
Vested	(289,663)	5.61
Forfeited	(205,000)	3.78
Unvested as of December 31, 2018	141,912	5.15

For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expenses recognized by the Company for the RSUs granted were RMB9,615, RMB9,410 and RMB5,594, respectively.

As of December 31, 2018, there were RMB2,932 of unrecognized share-based compensation expenses related to the RSUs granted. The expenses are expected to be recognized over a weighted-average period of 2.14 years.

Jiedian equity incentive plan (“Jiedian Plan”)

Jiedian also has an equity incentive plan granting share-based awards. Jiedian granted awards equivalent to approximately 2.1% of Jiedian’s equity interest on a fully diluted basis in 2017. The grant date fair value of the award granted was RMB9,871 for the year ended December 31, 2017. The Group recognized share-based compensation expenses of RMB4,320 for the liability awards granted during the year ended December 31, 2017 and reversed
share-based compensation expense of RMB379
as a result of forfeitures of awards during the year ended
December 31, 2018. As of December 31, 2018, the unrecognized compensation expenses related to Jiedian Plan was RMB495. The expenses are expected to be recognized over a weighted-average period of 1.71 years.